Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

Income tax expense (benefit) is summarized as follows for the years ended December 31:

	2011	2010	2009

	(In thousands)
Federal:
Current	$(361,196)	$334,736	$323,152
Deferred	(35,605)	(44,256)	(36,368)

Total federal	(396,801)	290,480	286,784

State:
Current	13,878	76,294	70,270
Deferred	(136,397)	(11,547)	(10,332)

Total state	(122,519)	64,747	59,938

Total income tax (benefit) expense	(519,320)	$355,227	$346,722

Not included in the above table are deferred income tax expense amounts of $(76.8) million, $68.5 million, and $94.4 million for 2011, 2010 and 2009, respectively, which represent the deferred income taxes relating to the changes in accumulated other comprehensive income (loss).

The amounts reported as income tax expense vary from the amounts that would be reported by applying the statutory federal income tax rate to income before income taxes due to the following:

	2011	2010	2009
	(Dollars in thousands)
Net (Loss) Income before income tax (benefit) expense	$(1,255,309)	$892,433	$873,966
Statutory income tax rate	35%	35%	35%
Computed expected income tax (benefit) expense	(439,358)	312,352	305,888
State income taxes, net of federal income tax (benefit) expense	(79,638)	42,086	38,960
ESOP fair market value adjustment	657	2,183	2,212
Other, net	(981)	(1,394)	(338)
Income tax (benefit) expense	$(519,320)	$355,227	$346,722

Notes to Consolidated Financial Statements

The net deferred tax asset consists of the following at December 31:

	2011	2010

	(In thousands)
Deferred tax asset:
Allowance for loan losses	$110,783	$95,470
Loss on debt extinguishment	69,239	-
State operating loss carryforward	75,751	-
Postretirement benefits	55,046	42,804
Non-qualified benefit plans	49,306	50,734
ESOP expense	12,709	10,105
Interest on non-accrual loans	35,394	23,725
Other	12,345	12,042

Total deferred tax assets	420,573	234,880

Deferred tax liabilities:
Postretirement benefits	23,527	24,275
Net unrealized gain on securities available for sale	62,768	80,998
Other	1,463	3,409

Total deferred tax liabilities	87,758	108,682

Net deferred tax asset (included in other assets)	$332,815	$126,198

The net deferred tax asset represents the anticipated federal and state tax benefits expected to be realized in future years upon the utilization of the underlying tax attributes comprising this balance. Federal deferred tax assets are recoverable due to the three year loss carryback period for federal purposes. State deferred tax assets, including the state net operating loss are dependent upon the Company’s taxable income in future periods. In management’s opinion, in view of Hudson City’s previous, current and projected future earnings trends, such net deferred tax asset will more likely than not be fully realized. Accordingly, no valuation allowance was deemed to be required at December 31, 2011 and 2010.

In July 2006, FASB issued guidance which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. Accrued estimated penalties and interest on unrecognized tax benefits were approximately $2.5 million and $1.3 million at December 31, 2011 and 2010, respectively. Estimated penalties and interest of $1.2 million, $626,000 and $(270,000) are included in income tax (benefit) expense at December 31, 2011, 2010, and 2009, respectively. The Company’s tax returns are subject to examination in the normal course by federal tax authorities for the years 2007 through 2011 and by state authorities for the years 2007 through 2011.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31 is as follows:

	2011	2010

	(In thousands)
Balance at January 1	$5,357	$4,053

Additions based on tax positions related to the current year	2,366	1,754
Reductions for tax positions of prior years	(661)	(450)

Balance at December 31	$7,062	$5,357

Notes to Consolidated Financial Statements

Retained earnings at December 31, 2011 included approximately $58.0 million for which no deferred income taxes have been provided. This amount represents the base year allocation of income to bad debt deduction for tax purposes. Under FASB guidance, this amount is treated as a permanent difference and deferred taxes are not recognized unless it appears that the amount will be reduced and result in taxable income in the foreseeable future. Events that would result in taxation of these reserves include failure to qualify as a bank for tax purposes or distributions in excess of Hudson City Savings’ current and accumulated earnings and profits, distributions in redemption of stock and distributions in partial or complete liquidation. The unrecognized deferred tax liability with respect to our base-year deduction amounted to $23.5 million at December 31, 2011 and 2010.